Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash equivalents
FDIC insurance coverage limit	250,000	250,000
Unrecognized tax benefits
Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued (in Shares)		8,000,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Class A common stock subject to possible redemption, outstanding (in Shares)	2,425,969	20,000,000	20,000,000
Ordinary Shares for outstanding warrants to purchase stock (in Shares)	18,000,000	18,000,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued (in Shares)	18,000,000	18,000,000